Lease Liability (Details) - Schedule of Lease Liability Recognized - Office Lease [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liability Recognized [Line Items]
Balance at beginning	$ 135,337	$ 330,821
Accrued interest	4,457	25,942
Lease payables transferred back from AP for cash settlement	180,000
Cash payments	(300,000)	(60,000)
Accounts payable		(180,000)
Movement in exchange rates	37	18,574
Balance at ending	$ 19,831	$ 135,337